Deposits (Tables)	12 Months Ended
Dec. 31, 2021
Deposits
Schedule of maturity profile of the bank's deposits, excluding interest payable
The maturity profile of the Bank’s deposits, excluding interest payable, as follows:

	December 31, 2021	December 31, 2020
Demand	362,356	170,660
Up to 1 month	842,472	1,127,120
From 1 month to 3 months	926,902	878,900
From 3 month to 6 months	641,526	544,860
From 6 month to 1 year	233,081	365,879
From 1 year to 2 years	29,891	51,481
	3,036,228	3,138,900

Schedule of additional information regarding the bank's deposits
The following table presents additional information regarding the Bank’s deposits

	December 31, 2021	December 31, 2020
Aggregate amount of $100,000 or more	3,035,906	3,138,684
Aggregate amount of deposits in the New York Agency	515,852	657,851

	December 31,
	2021	2020	2019
Interest expense on deposits made in the New York Agency	3,852	5,035	6,277